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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/1999
                                              --------------
Check here if Amendment [_]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [_] is a restatement.
                                        [_] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:     City Capital Counseling, Inc.
          ---------------------------------------------
 Address:  1100 Peachtree Street
          ---------------------------------------------
           Suite 1500
          ---------------------------------------------
           Atlanta, GA 30309
          ---------------------------------------------

 Form 13F File Number:  28- 3050
                          -----------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Willis P. Dobbs
          ---------------------------------------------
Title:     President
          ---------------------------------------------
Phone:     404-874-1110
          ---------------------------------------------

Signature, Place, and Date of Signing:
/s/ Willis P. Dobbs        Atlanta, GA                 06/01/2000
------------------------ ----------------------------- --------------
[Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                                                   City Capital Counseling, Inc
                                                             FORM 13F
                                                        September 30, 1999

                                                                             Value     Shares/
      Name of Issuer                  Title of class            CUSIP       (x$1000)  Prn Amt
------------------------------   ------------------------  --------------   --------  --------
ABBOTT LABS                          COM                        282410         3172     86450
AMERICAN INTL GROUP                  COM                     268741071         3387     38964
AMGEN COMMON                         COM                     311621007          209      2570
AT&T CORP                            COM                     001957109         3903     89725
AUTOMATIC DATA PROCESSING            COM                       5301510         4135     92650
AVERY DENNISON                       COM                     536111099         3682     69800
BANK ONE CORP COM                    COM                     06423a103          470     13492
BELLSOUTH CORP                       COM                       7986010          220      4896
BERKSHIRE HATHAWAY CL B              COM                     846702074         1717       925
BIOGEN INC.                          COM                     090597105          252      3200
CAPITAL ONE FINANCIAL CORP           COM                     14040h105         4647    119145
CARDINAL HEALTH INC                  COM                     14149y108         2496     45797
CINTAS                               COM                     172908105         5245     90730
CISCO SYSTEMS                        COM                     17275r102         3563     51966
CITIGROUP INC.                       COM                     173034109          271      6149
COCA COLA CO                         COM                     191216100         4714     98090
COMPAQ COMPUTER CORP                 COM                     204493100          243     10614
COMPUTER ASSOCIATES, INC.            COM                     204912109         3062     50101
DELL COMPUTER CORP                   COM                     247025109         1406     33630
EARTHLINK INC                        COM                     270321102         1373     49600
EMC CORP/MASS                        COM                     268648102          272      3804
EXXON CORP                           COM                     302290101          273      3588
FEDERAL HOME LOAN MTG CORP           COM                     313400301         1289     24790
FEDERAL NAT'L MTG ASSOC              COM                     313586109         3230     51520
FIRST UNION CORP                     COM                     337358105          265      7434
FOREST LABS CL A                     COM                     345838106         3055     72525
GENERAL ELECTRIC CO                  COM                     369604103          982      8280
GILLETTE CO.                         COM                     375766102         1470     43304
HEWLETT PACKARD CO                   COM                     428236103         3664     40370
INKTOMI CORP                         COM                     457277101          252      2100
INTEL CORP                           COM                     458140100         4187     56345
JOHNSON & JOHNSON                    COM                     478160104         2872     31258
LILLY ELI & CO                       COM                     532457108         1696     26425
LUCENT TECHNOLOGIES INC              COM                     549463107         1986     30615
MCI WORLDCOM INC                     COM                     98155k102          510      7095
MCKESSON HBOC INC                    COM                     58155q103          573     19766
MEDTRONIC INC.                       COM                     585055106         4963    139560
MERCK & CO INC                       COM                     589331107         5042     77800
MERCURY INTERACTIVE CORP.            COM                     589405109          207      3200
MICROSOFT                            COM                     594918104         4202     46395
MOBIL CORP                           COM                     607059102          222      2200
MOTOROLA INC.                        COM                     620076109         3883     44125
NIKE, INC.                           COM                     654106103         1138     20000
NOKIA CORP ADR A                     COM                     654902204          244      2712
NORTEL NETWORKS CORP COM             COM                     665815106          397      7780
NORTHERN TRUST CORP                  COM                     665859104         1797     21525
ORACLE SYSTEMS                       COM                     68389x105          355      7803
PAYCHEX INC                          COM                     704326107         2954     86572
PEOPLESOFT                           COM                     712713106          899     53100
PEPSICO INC.                         COM                     713448108         1320     43270
PHILIP MORRIS COS INC                COM                     718154107         1328     38855
PITNEY BOWES INC                     COM                     724479100         3341     54825
PROCTER & GAMBLE CO                  COM                     742718109         3895     41550
PROVIDIAN FINANCIAL CORP             COM                     74406a102          127      1600
QUALCOMM INC                         COM                     747525103          351      1856
SCHERING PLOUGH CORP                 COM                     806605101          517     11850
STRYKER CORP                         COM                     863667101         4877     95400
SUNTRUST BKS INC                     COM                     867914103         3414     51928
SYNOVUS FINANCIAL CORP               COM                     124780107          335     17932
TELLABS INC.                         COM                     879664100         5426     95294
WAL MART STORES INC                  COM                     931142103         2744     57700
WALT DISNEY PRODUCTIONS              COM                     254687106         2794    107455
WARNER LAMBERT CO                    COM                     934488107         2145     32310
REPORT SUMMARY                       63 DATA RECORDS                         133659


                                                                                  Voting Authority
                                                                              --------------------------
                                      Sh/   Put/     Invstmt     Other
       Name of Issuer                 Prn   Call     Dscretn    Managers      Sole       Shared       None
------------------------------        ---   ----     -------  ------------  --------    --------    --------
ABBOTT LABS                            SH              Sole                   86450
AMERICAN INTL GROUP                    SH              Sole                   38964
AMGEN COMMON                           SH              Sole                    2570
AT&T CORP                              SH              Sole                   89725
AUTOMATIC DATA PROCESSING              SH              Sole                   92650
AVERY DENNISON                         SH              Sole                   69800
BANK ONE CORP COM                      SH              Sole                   13492
BELLSOUTH CORP                         SH              Sole                    4896
BERKSHIRE HATHAWAY CL B                SH              Sole                     925
BIOGEN INC.                            SH              Sole                    3200
CAPITAL ONE FINANCIAL CORP             SH              Sole                  119145
CARDINAL HEALTH INC                    SH              Sole                   45797
CINTAS                                 SH              Sole                   90730
CISCO SYSTEMS                          SH              Sole                   51966
CITIGROUP INC.                         SH              Sole                    6149
COCA COLA CO                           SH              Sole                   98090
COMPAQ COMPUTER CORP                   SH              Sole                   10614
COMPUTER ASSOCIATES, INC.              SH              Sole                   50101
DELL COMPUTER CORP                     SH              Sole                   33630
EARTHLINK INC                          SH              Sole                   49600
EMC CORP/MASS                          SH              Sole                    3804
EXXON CORP                             SH              Sole                    3588
FEDERAL HOME LOAN MTG CORP             SH              Sole                   24790
FEDERAL NAT'L MTG ASSOC                SH              Sole                   51520
FIRST UNION CORP                       SH              Sole                    7434
FOREST LABS CL A                       SH              Sole                   72525
GENERAL ELECTRIC CO                    SH              Sole                    8280
GILLETTE CO.                           SH              Sole                   43304
HEWLETT PACKARD CO                     SH              Sole                   40370
INKTOMI CORP                           SH              Sole                    2100
INTEL CORP                             SH              Sole                   56345
JOHNSON & JOHNSON                      SH              Sole                   31258
LILLY ELI & CO                         SH              Sole                   26425
LUCENT TECHNOLOGIES INC                SH              Sole                   30615
MCI WORLDCOM INC                       SH              Sole                    7095
MCKESSON HBOC INC                      SH              Sole                   19766
MEDTRONIC INC.                         SH              Sole                  139560
MERCK & CO INC                         SH              Sole                   77800
MERCURY INTERACTIVE CORP.              SH              Sole                    3200
MICROSOFT                              SH              Sole                   46395
MOBIL CORP                             SH              Sole                    2200
MOTOROLA INC.                          SH              Sole                   44125
NIKE, INC.                             SH              Sole                   20000
NOKIA CORP ADR A                       SH              Sole                    2712
NORTEL NETWORKS CORP COM               SH              Sole                    7780
NORTHERN TRUST CORP                    SH              Sole                   21525
ORACLE SYSTEMS                         SH              Sole                    7803
PAYCHEX INC                            SH              Sole                   86572
PEOPLESOFT                             SH              Sole                   53100
PEPSICO INC.                           SH              Sole                   43270
PHILIP MORRIS COS INC                  SH              Sole                   38855
PITNEY BOWES INC                       SH              Sole                   54825
PROCTER & GAMBLE CO                    SH              Sole                   41550
PROVIDIAN FINANCIAL CORP               SH              Sole                    1600
QUALCOMM INC                           SH              Sole                    1856
SCHERING PLOUGH CORP                   SH              Sole                   11850
STRYKER CORP                           SH              Sole                   95400
SUNTRUST BKS INC                       SH              Sole                   51928
SYNOVUS FINANCIAL CORP                 SH              Sole                   17932
TELLABS INC.                           SH              Sole                   95294
WAL MART STORES INC                    SH              Sole                   57700
WALT DISNEY PRODUCTIONS                SH              Sole                  107455
WARNER LAMBERT CO                      SH              Sole                   32310
REPORT SUMMARY                          0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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